Investment Objectives and Goals - AMPLIFY TOP 10™ QUANTUM ETF	Aug. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Amplify Top 10(TM) Quantum ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.